CONCENTRATIONS OF BUSINESS AND CREDIT RISK (Details) - One Customer - Customer Concentration Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue Benchmark
Concentration risk, percentage	18.00%	21.00%
Accounts Receivable
Accounts receivable	$ 1.1	$ 0.7